Income taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets (liabilities)
Deferred income tax assets	$ 611	$ 689
Deferred income tax liabilities	(11,223)	(10,874)
Net deferred income taxes	(10,612)	(10,185)
Deferred income tax assets
Tax-deductible goodwill	611	689
Net operating losses and tax credit carryforwards	246	235
Lease liabilities	116	131
Pension liability	86	92
Unrealized foreign exchange losses	68	124
Personal Injury & legal claims	53	61
Compensation reserves	45	34
Other postretirement benefits liability	35	37
Other	80	59
Total deferred income tax assets	1,340	1,462
Deferred income tax liabilities
Properties	(10,319)	(10,232)
Pension asset	(1,404)	(1,189)
Operating lease right-of-use assets	(110)	(121)
Other	(119)	(105)
Total deferred income tax liabilities	(11,952)	(11,647)
Net deferred income taxes	(10,612)	(10,185)
Net deferred income taxes by jurisdiction
Canada	(6,901)	(6,405)
U.S.
Net deferred income taxes by jurisdiction
Foreign	(4,322)	(4,469)
Net interest expense deduction carryforward	958
U.S. | State and Local Jurisdiction
Net deferred income taxes by jurisdiction
Net operating loss carryforwards	179
Non-US
Net deferred income taxes by jurisdiction
Foreign	611	$ 689
Unamortized tax deductible goodwill	$ 5,200